Investment Strategy - SEI High Yield Bond & Alternative Credit ETF	Apr. 24, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the SEI High Yield Bond & Alternative Credit ETF will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in high yield fixed income and, to a lesser extent, alternative credit securities, as those terms are defined below. High yield fixed income securities are debt instruments, rated below investment grade (junk bonds), that pay interest or similar income, and may include corporate bonds and debentures, bank loans (or leveraged loans), convertible and preferred securities, and zero coupon obligations. Alternative credit securities are securities issued in connection with structured finance or other non-traditional credit lending arrangements, rather than traditional corporate or governmental borrowing. They are often issued by trusts or special purpose vehicles (SPVs) that acquire and manage pools of loans or other credit assets and issue multiple classes of securities (tranches) with varying risk and yield profiles. In particular, alternative credit securities include below investment grade tranches of collateralized loan obligations (CLOs), collateralized debt obligations (CDOs), and similar structured credit obligations.

SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser), directly manages a portion of the Fund's assets. With the remaining assets, the Fund uses a multi-manager approach, relying on one or more sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies to manage Fund assets under the general supervision of SIMC. In managing the Fund's assets, the Sub-Advisers and SIMC seek to select securities that offer a high current yield as well as total return potential. The Fund seeks to have a portfolio of securities that is diversified as to issuers and industries. The Fund's average weighted maturity may vary, but will generally not exceed ten years. There is no limit on the maturity or credit quality of any individual security in which the Fund may invest.

As noted above, the Fund will invest primarily in securities rated BB, B, CCC, CC, C and D. However, it may also invest in non-rated securities or securities rated investment grade (AAA, AA, A and BBB). The Fund may also invest in exchange-traded funds (ETFs) to gain market exposure. The Fund may also invest a portion of its assets in bank loans, which are, generally, non-investment grade (junk bond) floating rate instruments. The Fund may invest in bank loans in the form of participations in the loans or assignments of all or a portion of the loans from third parties. The Fund may invest in debt and equity tranches of CDOs and CLOs. CLOs issue debt and equity interests and use the proceeds from the issuance to acquire a portfolio of bank loans or debt securities. The underlying loans are generally below investment grade, first lien, senior secured, bank loans, with smaller allocations to other types of investments such as second lien loans, unsecured loans and/or high yield bonds. The loans generate cash flow that is allocated among one or more classes of the CLO's tranches that vary in risk and yield.

The Fund may also invest in futures contracts, options and/or swaps. Derivatives may be used for efficient portfolio and cash management, hedging, or speculative purposes. Futures, options and swaps are used to synthetically obtain exposure to high yield bond indices, securities or baskets of securities and to manage the Fund's interest rate duration and yield curve exposure. These derivatives are also used to mitigate the Fund's overall level of risk and/or the Fund's risk to particular types of securities, currencies or market segments. Interest rate swaps are further used to manage the Fund's yield spread sensitivity. When the Fund seeks to take an active long or short position with respect to the likelihood of an event of default of a security or basket of securities, the Fund may use credit default swaps. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer and the Fund may sell credit default swaps to more efficiently gain credit exposure to such security or basket of securities.